Commitments and Contingencies (Details Narrative) (10K) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 30, 2017	May 31, 2018	Jun. 30, 2019	Dec. 31, 2018	May 16, 2018
Lease expiry date				Expire through 2028.
Closing price			$ 10.29	$ 10.29
Cash and securities in escrow					$ 40
Maximum [Member]
Lease term				10 years
Minimum [Member]
Lease term				3 years
Chief Financial Officer [Member]
Initial base salary		$ 325
Percentage of target bonus on base salary		75.00%
Chief Financial Officer [Member] | Employee Relocation [Member]
Relocation allowance		$ 100
Chief Financial Officer [Member] | Maximum [Member]
Percentage of target bonus on base salary		150.00%
Non-Employee Members [Member]
Annual cash compensation			$ 50	$ 50
Committee of Board of Directors [Member]
Annual cash compensation			5	5
Chairman of Any Committees [Member]
Annual cash compensation			10	10
Employment Agreement [Member] | Chief Executive Officer [Member]
Initial base salary			$ 540	$ 540
Percentage of target bonus on base salary			100.00%	100.00%
Employment Agreement [Member] | Chief Financial Officer [Member]
Initial base salary		$ 325		$ 325
Percentage of target bonus on base salary		75.00%		75.00%
Merger Agreement [Member]
Transaction incentive plan expire date	Oct. 31, 2020
Aggregate payment to plan participants of cash	$ 1,510
Merger Agreement [Member] | Holdings [Member]
Number of shares issued	51,896
Number of shares issued, value	$ 534
Closing price	$ 10.29
Cash and securities in escrow	$ 250